FAIR VALUE	12 Months Ended
Sep. 30, 2025
FAIR VALUE
FAIR VALUE

20.FAIR VALUE

The fair value of the Company’s cash and cash equivalents, accounts payable and accrued liabilities are not materially different from the carrying values given the short-term nature.

Recurring fair value measurements (financial and non-financial assets)

(i)  Fair value hierarchy

The Company records certain financial instruments or assets on a recurring fair value basis as follows:

Recurring fair value measurements - September 30, 2025	Level 1	Level 2	Level 3
Financial assets and liabilities at fair value through FVTPL
Equity investment	$—	$—	$685,662
Financial liabilities at fair value through FVTPL
Convertible debentures	—	—	14,477,841
Non financial assets at fair value through other comprehensive income
Cryptocurrencies	—	126,529,342	—
	$—	$126,529,342	$15,163,503

Recurring fair value measurements - September 30, 2024	Level 1	Level 2	Level 3
Financial assets at fair value through FVTPL
Equity investment	$—	$442	$1,512,889
Non financial assets at fair value through other comprehensive income
Cryptocurrencies	—	25,575,512	—
	$—	$25,575,954	$1,512,889

The Company defines its fair value hierarchy as follows:

Level 1: The fair value of financial instruments traded in active markets (such as publicly traded equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the group is the current bid price. These instruments are included in level 1.

Level 2: The fair value of financial instruments that are not traded in an active market (e.g., other public markets) is determined using valuation techniques that maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

The Company exercised significant due diligence and judgement and determined that this presence and availability of this market was the most advantageous market and utilized the pricing available in the market as an estimate of the fair value of the investment. In addition, The Company’s cryptocurrencies, convertible loan, and assets held as collateral are classified as Level 2 determined by taking the price from www.coinlore.com as of 24:00 UTC.

Management has concluded that an active market exists for SOL and other crypto assets to which the revaluation model has been applied. This conclusion is based on the availability of quoted prices in accessible markets with sufficient trading volume and liquidity. The Company will continue to evaluate whether active markets exist for these assets at each reporting date and disclose any changes prospectively.

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.

(ii)  Valuation techniques used to determine fair values:

Specific valuation techniques used to fair value financial instruments, specifically those that are not quoted in an active market. These are development stage companies, as such the Company utilized a market approach:

a)	The use of quoted market prices in active or other public markets
b)	The use of most recent transactions of similar instruments
c)	Discounted cash flow model

(iii)  Transfers between levels 2 and 3

There were no transfers between levels 2 and 3 during the year ended September 30, 2025 and the year ended September 30, 2024.

(iv)  Valuation inputs and relationships to fair value

The following table summarizes the quantitative information about the significant unobservable inputs used in the level 3 fair value measurements (see above for valuation techniques adopted):

			Unobservable
Description	Fair Value		Inputs	Range of Inputs
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2025
Investments	$685,662	$1,512,889	(a) and (b)	N/A
Convertible debentures	$14,477,841	—	(c)	N/A

(v)  Valuation processes

The Investment Committee includes a team that performs the valuations of all items required for financial reporting purposes, including level 3 fair values. This team collaborates with the chief financial officer (“CFO”) at least once every three months which is in-line with the Company’s reporting requirements. The main Level 3 inputs derived and evaluated by the Company’s team are the timeline for expected milestones and assessment of the technical matter relating to the technology.

The independent valuators utilized a variety of approaches and assumptions, including but not limited to:

-	Income, comparable market multiples, precedent transactions, and cost approach
-	Forecast revenue, expenses, and profitability
-	Income tax
-	Capex
-	Discount rates
-	Residual value
-	Volatility of underlying asset
-	Risk free rate of interest
-	Value of strategic coin reserves, if any
-	Weighting of various valuation approaches
-	Timing of liquidity date, if any

(vi)  Active Market Considerations

In applying the revaluation model to its digital assets, management has determined that an active market exists for (“SOL”) and other crypto assets measured at fair value. An active market is one in which quoted prices are readily and regularly available from an exchange, dealer, broker, or pricing service, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. Management considers trading volumes, liquidity, and the availability of reliable pricing data in reaching its conclusion. The Company will continue to evaluate whether active markets exist for these assets at each reporting date and will disclose any changes prospectively.

The Company performed a sensitivity analysis on the carrying value of its Level 3 assets at September 30, 2025 and noted that a 20% decrease would result in a $3,032,701 decrease in fair value.